DEBT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF OUTSTANDING DEBT INSTRUMENTS

The table below presents outstanding debt instruments as of April 30, 2024 and October 31, 2023:

	April 30, 2024	October 31, 2023

Short Term
2021 Series convertible notes – related party	$480,000	$480,000
2024 Series Senior Secured convertible notes	3,968,750	-
Discount 2024 Series Senior Secured convertible notes	(1,537,682)	-
Total Short-Term Debt	2,911,068	480,000
Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	405,000
Discount 2023 Series convertible notes	(58,317)	(64,285)
2023 Series B convertible notes – stock settled	1,312,600	1,312,600
Discount 2023 Series B convertible notes	(853,035)	(891,582)
Total Long-Term Debt	2,995,494	2,950,979
Total Debt	$5,906,562	$3,430,979

The table below presents outstanding debt instruments as of October 31, 2023 and October 31, 2022:

	October 31, 2023	October 31, 2022

Short Term
2021 Series convertible notes – related party	$480,000	$-
Total Short-Term Debt	480,000	-
Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	-	480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	-
Discount 2023 Series convertible notes	(64,285)	-
2023 Series B convertible notes – stock settled	1,312,600	-
Discount 2023 Series B convertible notes	(891,582)	-
Total Long-Term Debt	2,950,979	2,669,246
Total Debt	$3,430,979	$2,669,246

SCHEDULE OF FUTURE MATURITIES OUTSTANDING DEBT OBLIGATIONS

The table below presents the future maturities of outstanding debt obligations as of April 30, 2024:

Fiscal year 2024	$4,448,750
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$8,355,596

The table below presents the future maturities of outstanding debt obligations as of October 31, 2023:

Fiscal year 2024	$480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	1,717,600
Total	$4,386,846